PREFERRED LIMITED PARTNERS EQUITY (Tables)	6 Months Ended
Jun. 30, 2018
Table Text Block [Abstract]
Disclsoure of preferred limited partners equity [text block]
			Earliest	Distributions declared
		Cumulative	permitted	for the six months ended
(MILLIONS EXCEPT	Shares	distribution	redemption	June 30		Jun 30	Dec 31
AS NOTED)	outstanding	rate (%)	date	2018	2017	2018	2017
Series 5 (C$72)	2.89	5.59	Apr 2018	$2	$2	$49	$49
Series 7 (C$175)	7.00	5.50	Jan 2021	4	4	128	128
Series 9 (C$200)	8.00	5.75	Jul 2021	4	4	147	147
Series 11 (C$250)	10.00	5.00	Apr 2022	5	3	187	187
Series 13 (C$250)	10.00	5.00	Apr 2023	4	-	196	-
	37.89			$19	$13	$707	$511